Credit related Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Credit related Commitments and Contingent Liabilities [Abstract]
Irrevocable lending commitments and lending related contingent liabilities [text block table]
Irrevocable lending commitments and lending related contingent liabilities
in € m.	Dec 31, 2021	Dec 31, 2020
Irrevocable lending commitments	177,334	165,643
Revocable lending commitments	49,798	50,233
Contingent liabilities	59,394	47,978
Total	286,525	263,854

Other Commitments and Contingent Liabilities [text block table]	Other commitments and other contingent liabilities
in € m.	Dec 31, 2021	Dec 31, 2020
Other commitments	163	144
Other contingent liabilities	77	73
Total	240	217